UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07443

Name of Registrant:	VANGUARD WHITEHALL FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1:	Schedule of Investments

Vanguard Mid-Cap Growth Fund

Schedule of Investments
January 31, 2005		Market
		Value
	Shares	(000)

COMMON STOCKS (94.2%)

Auto & Transportation (3.6%)
BorgWarner, Inc.	188,400	$ 10,115
Southwest Airlines Co.	590,500	8,550

		18,665

Consumer Discretionary (18.6%)
Royal Caribbean Cruises, Ltd.	258,050	13,677
* Getty Images, Inc.	141,605	9,870
Manpower Inc.	201,590	9,807
* PETCO Animal Supplies, Inc.	254,400	9,660
* Monster Worldwide Inc.	272,513	8,527
* VeriSign, Inc.	323,550	8,361
Marriott International, Inc. Class A	126,000	7,961
* Activision, Inc.	307,300	6,945
* Education Management Corp.	172,850	5,521
* Fossil, Inc.	190,800	5,323
Strayer Education, Inc.	44,370	4,764
Harman International Industries, Inc.	38,400	4,671

		95,087

Financial Services (3.6%)
* CB Richard Ellis Group, Inc.	282,854	9,897
UCBH Holdings, Inc.	106,800	4,707
TCF Financial Corp.	126,900	3,567

		18,171

Health Care (15.9%)
Cooper Cos., Inc.	137,394	10,538
* INAMED Corp.	146,450	10,134
* Caremark Rx, Inc.	235,200	9,196
Quest Diagnostics, Inc.	95,900	9,139
* Protein Design Labs, Inc.	442,900	8,933
* Cytyc Corp.	349,250	8,749
* Stericycle, Inc.	166,850	8,581
* Kinetic Concepts, Inc.	124,250	8,076
* Gen-Probe Inc.	111,645	5,449
* Millipore Corp.	31,229	1,359
* Varian Medical Systems, Inc.	25,800	973

		81,127

Other Energy (7.1%)
ENSCO International, Inc.	237,655	8,135
* Transocean Inc.	165,600	7,286
Peabody Energy Corp.	76,800	6,509
GlobalSantaFe Corp.	147,600	5,219
* National-Oilwell, Inc.	128,400	4,735
Patterson-UTI Energy, Inc.	236,400	4,598

		36,482

Materials & Processing (3.8%)
Precision Castparts Corp.	180,000	12,654
Potash Corp. of Saskatchewan, Inc.	81,600	6,593

		19,247

Producer Durables (8.1%)
* Thermo Electron Corp.	318,000	9,521
Rockwell Collins, Inc.	208,800	8,958
Tektronix, Inc.	308,400	8,888
Garmin Ltd.	153,600	8,448
* Polycom, Inc.	339,208	5,862
		41,677

Technology (25.5%)
* Macromedia, Inc.	361,250	12,369
Rockwell Automation, Inc.	205,200	11,625
* Jabil Circuit, Inc.	451,309	10,637
* Comverse Technology, Inc.	470,450	10,515
* FLIR Systems, Inc.	171,600	10,459
* QLogic Corp.	235,200	9,004
Adobe Systems, Inc.	153,650	8,743
* Cognizant Technology Solutions Corp.	224,400	8,505
* Affiliated Computer Services, Inc. Class A	150,400	8,150
* Amdocs Ltd.	259,600	7,723
* NVIDIA Corp.	336,100	7,703
* TIBCO Software Inc.	699,700	7,690
* Network Appliance, Inc.	232,800	7,412
* Anteon International Corp.	150,000	5,148
* NAVTEQ Corp.	121,170	4,640

		130,323

Utilities (6.8%)
* Nextel Partners, Inc.	702,600	13,975
* NII Holdings Inc.	232,850	12,527
* UnitedGlobalCom Inc. Class A	860,500	8,407

		34,909

Other (1.2%)
Brunswick Corp.	135,400	6,245

TOTAL COMMON STOCKS
(Cost $392,503)		481,933

TEMPORARY CASH INVESTMENT (4.2%)

Vanguard Market Liquidity Fund, 2.36%**
(Cost $21,817)	21,816,766	21,817

TOTAL INVESTMENTS (98.4%)
(Cost $414,320)		503,750

OTHER ASSETS AND LIABILITIES-NET (1.6%)		8,080

NET ASSETS (100%)		$511,830

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2005, the cost of investment securities for tax purposes was $414,320,000. Net unrealized appreciation of investment securities for tax purposes was $89,430,000, consisting of unrealized gains of $92,641,000 on securities that had risen in value since their purchase and $3,211,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.